COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

(a)

Acquisition on Goldshare Holdings Limited (“Goldshare”)

On April 1, 2011, the Group entered into a note subscription and share purchase agreement to acquire 3,142,857 shares (representing 44% of the outstanding shares) of Goldshare for a cash consideration of RMB22,000; and to subscribe to a convertible note to be issued by Goldshare for RMB20,000. The note can be convertible into 2,857,143 new shares of Goldshare at the option of the Group. If the Group exercises the conversion option of the convertible note, the Group will hold a total of 60% of the outstanding shares of Goldshare and Goldshare will become a subsidiary of the Group. The Group has not completed the acquisition of Goldshare because the closing conditions that required Goldshare to transfer certain businesses to newly incorporated entities is not yet completed.

Goldshare engages in the business of distribution of chassis, capacitors, resistors and enclosures with most of its operations in the PRC. The purchase consideration will be contingently payable at various dates upon achieving certain agreed future earnings levels of Goldshare.

(b)	The Group leases its office facilities under non-cancellable operating leases. The leases have remaining terms up to thirty months. Rental expense was RMB11,197 (USD1,779), RMB10,491 and RMB9,682 for the years ended December 31, 2011, 2010, and 2009, respectively.

Future minimum lease payments under non-cancellable operating leases as of December 31, 2011 were as follows:

	USD	RMB
Year ending December 31,
2012	1,707	10,745
2013	943	5,935
2014	109	685

Total	2,759	17,365

(c)	As of December 31, 2011, the Group has outstanding purchase orders for components from suppliers in the amount of approximately RMB643,876 (USD102,302). The Group does not have any minimum purchase obligations with these suppliers. Other than as disclosed above, the Group had no other contractual obligations, off-balance sheet guarantees or arrangements as of December 31, 2011.
(d)	As of December 31, 2011, outstanding accounts receivable factored with banks for which the Group has retained a recourse obligation amounting to RMB259,309 (USD41,200).
(e)	As of December 31, 2011, outstanding bills discounted with banks for which the Group has retained a recourse obligation amounting to RMB12,162 (USD1,932).
(f)	As of December 31, 2011, the Group has entered into a land use right agreement with the PRC government in Shenzhen. The Group has paid RMB19,307 (USD3,068) as deposit for the purchase of land use right. Pursuant to the land use right agreement, the Group is required to develop on the piece of land a new headquarter for research and development purposes for the Group and the Group is required to contribute a minimum of RMB500,000 (USD79,442) for the land development.